MFA 2026-NQMR1 Trust ABS-15G

Exhibit 99.03 - Schedule 7

76 - Total Active Conditions
6 - Material Conditions
6 - Property Valuations Review Scope
1 - Category: Appraisal
5 - Category: Value
70 - Non-Material Conditions
59 - Credit Review Scope
6 - Category: Application
3 - Category: Assets
24 - Category: Credit/Mtg History
1 - Category: DTI
5 - Category: Income/Employment
7 - Category: Insurance
7 - Category: LTV/CLTV
6 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: FEMA
3 - Category: Property
6 - Compliance Review Scope
1 - Category: County High Cost
2 - Category: Repayment Ability
1 - Category: RESPA
1 - Category: State Prepayment Penalty
1 - Category: TILA
212 - Total Satisfied Conditions

28 - Credit Review Scope
11 - Category: Application
3 - Category: Assets
1 - Category: DTI
1 - Category: Income/Employment
5 - Category: Insurance
3 - Category: Legal Documents
4 - Category: Terms/Guidelines
173 - Property Valuations Review Scope
139 - Category: Appraisal
2 - Category: FEMA
32 - Category: Value
11 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Documentation
2 - Category: Right of Rescission
7 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.